Total Capital and Net Income Per Unit - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Equity [Abstract]
Unit held by public	66.00%		66.00%
General Partner's proportionate contribution			2.00%
Issuance of new common units, maximum aggregate amount					$ 100.0
Partners' Capital Account, Units, Sale of Units	0	124,071	0	124,071
Partners' Capital Account, Sale of Units, net proceeds		$ 4.9		$ 4.9
Exceeded cash distributions per unit	$ 0.4625	$ 0.4625	$ 0.4625	$ 0.4625